Average Annual Total Returns{- Energy Service Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Energy Service Portfolio	Energy Service Portfolio-Default Return Before Taxes Past 1 year	Energy Service Portfolio-Default Return Before Taxes Past 5 years	Energy Service Portfolio-Default Return Before Taxes Past 10 years	Energy Service Portfolio-Default After Taxes on Distributions Past 1 year	Energy Service Portfolio-Default After Taxes on Distributions Past 5 years	Energy Service Portfolio-Default After Taxes on Distributions Past 10 years	Energy Service Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Energy Service Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Energy Service Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1510 Past 1 year	F1510 Past 5 years	F1510 Past 10 years
Total	(35.98%)	(15.61%)	(12.17%)	(36.30%)	(16.21%)	(12.78%)	(21.15%)	(10.58%)	(7.31%)	18.40%	15.22%	13.88%	(41.29%)	(18.59%)	(13.20%)